Contingencies and Commitments (Details) - Schedule of Subsidiary Established a Guarantee in an Insurance Policy - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	$ 17,070	$ 15,840
Electronic Chilean Securities Exchange, Stock Exchange	11,432	10,323
Fixed income securities to guarantee CCLV system	7,820	9,983
Fixed income securities as collateral for the Santiago Stock Exchange	2,142
Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	2,350	7,992
Cash guarantees received for operations with derivatives	1,062	743
Cash guarantees for operations with derivatives	6,142	1,443
Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	189	273
Depósito Central de Valores S.A.	276	1,363
Financial intermediation securities received for operations with derivatives
Internal custody		238
Total	$ 48,483	$ 48,198